Finance Expenses - Schedule of Finance Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Finance Expenses
Interest expense	$ 620	$ 20	$ 1,107	$ 53
Rehabilitation provision - accretion	16	27	46	81
Post-retirement benefits - accretion	2	45	3	45
Loss (gain) on change in fair value of purchase warrant liabilities		(98)		254
Unrealized loss (gain) on currency hedges	(346)	77	673	26
Finance expenses, net	$ 292	$ 71	$ 1,829	$ 459